CAPITAL MANAGEMENT INVESTMENT TRUST
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated September 1, 2006


This Supplement to the Prospectuses and Statement of Additional Information ("SAI"), each dated March 30, 2006, for the Capital Management Mid-Cap Fund ("Fund"), a series of Capital Management Investment Trust, updates the Prospectuses and SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-888-626-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The following paragraph is being added to the section of the Prospectuses entitled "The Fund - Principal Investment Strategies":

     While the Fund's primary focus is investment in equity securities, the Fund may sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines. The Fund may hold up to 20% of its net assets in short positions at any time.

o The second paragraph under the section of the Prospectuses entitled "The Fund - Principal Risks of Investing in the Fund" is being revised and replaced in its entirety to read as follows:

     Since the Fund's investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments.

o The following paragraph is being added to the section of the Prospectuses entitled "The Fund - Principal Risks of Investing in the Fund":

     Short Sales Risk. As explained above, the Fund may establish a short position in a stock by selling borrowed shares of the stock. Borrowed shares must be repaid (i.e., short positions must be "covered") whether or not the stock's price declines. When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale. Accordingly, the Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would. If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

o The following paragraphs are being added to the section of the SAI entitled "Other Investment Policies":

     Short Sales. The Fund may commit up to 20% of its net assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. Short sales involve leverage, which may exaggerate a gain or loss. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

     In addition, the Fund may make short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. If the Fund sells securities short against the box, it may protect unrealized gains, but it will lose the opportunity to profit on such securities if the price rises. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

o The "Investment Limitations" section of the SAI is being amended to remove the restriction regarding short sales of securities. The list of non-fundamental investment limitations is being revised and replaced in its entirety to read as follows:

     The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

     (1) Invest in securities of issuers which have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

     (2) Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

     (3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities; or

     (4) Make loans of money or securities, except that the Fund may invest in repurchase agreements.

o The table found under the section of the SAI entitled "Management and Other Service Providers - Trustees and Officers" is being revised and replaced in its entirety to read as follows:

--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)                                                      Complex
        Name, Age            held with   Length of         Principal Occupation(s)         Overseen by     Other Directorships
       and Address          Fund/Trust  Time Served          During Past 5 Years             Trustee         Held by Trustee
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                        Independent Trustees
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Lucius E. Burch, III, 64    Trustee     Since 12/94   Chairman   and   Chief   Executive         2                  None
                                                      Officer    (since  1982)  of  Burch
                                                      Investment Group,   formerly Massey
                                                      Burch   Investment    Group,   Inc.
                                                      (venture capital firm)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
George S. Reichenbach, 76   Trustee     Since 11/98   General  Partner  (since  2003)  of        2                  None
                                                      Braemar   Partners,   LLC  (venture
                                                      capital  firm);  Consultant  (since
                                                      1989)   of   Advent   International
                                                      Corporation (venture capital firm);
                                                      Director  (since  1999) of QuestAir
                                                      (fuel cell equipment company)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Anthony J. Walton, 63       Trustee     Since 12/94   Vice   Chairman   (Since  2005)  of        2                  None
                                                      Standard Chartered Bank (commercial
                                                      bank);   Managing  Director  (since
                                                      2005)  of  Econban   Finance,   LLC
                                                      (investment  bank); Chief Executive
                                                      Officer  (since  1995) of Armstrong
                                                      Holdings    Corporation    (private
                                                      investment  and  corporate  finance
                                                      advisory firm); previously, Partner
                                                      (2000-2004)  of  McFarland  Dewey &
                                                      Company, LLC (investment bank)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                        Interested Trustees*
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
David V. Shields, 66**      Trustee     Since 12/94   Director   (since  1983) of Capital        2                  None
Shields & Company                                     Management     Associates,     Inc.
140 Broadway Street                                   (investment   advisor to the Fund);
44th Floor                                            President   and  Managing  Director
New York, NY  10005                                   (since  1982)  of Shields & Company
                                                      (broker/dealer   and distributor to
                                                      the Fund)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------

--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Joseph  V.  Shields,  Jr.,  Chairman    Since 12/94   Chairman   and    Chief   Executive        2      Chairman    of    Board   of
68**                        and Trustee               Officer  (since   1982) of  Capital               Trustees  -  BBH  Trust  for
Shields & Company                                     Management     Associates,    Inc.;               the 12  series  of the trust
140 Broadway Street                                   Chairman  and   Managing   Director               (registered       investment
44th Floor                                            (since 1982) of  Shields & Company                companies);  Director (since
New York, NY  10005                                                                                     1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association,            Inc.
                                                                                                        (racetrack operator)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
* Basis of Interestedness:  David V. Shields and Joseph V.  Shields,  Jr. are  Interested  Trustees  because  they are  officers and principal owners of Capital Management Associates, Inc., the Fund's investment advisor, and Shields & Company, the Fund's distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                              Officers
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Joseph A. Zock, 53          President   President     President   (since 1982) of Capital       n/a                 n/a
Capital Management          and         since         Management  Associates,  Inc.; Vice
Associates, Inc.            Principal   11/00;        President   (since 1982) of Shields
140 Broadway Street         Executive   Principal     & Company
44th Floor                  Officer     Executive
New York, NY  10005                     Officer
                                        since 01/03
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Sarah M. Hunt, 38           Vice        Vice          Senior   Vice    President   (since       n/a                 n/a
Capital Management          President   President     2004)   of    Capital    Management
Associates, Inc.            and         since         Associates,  Inc.; previously Vice
140 Broadway Street         Principal   11/00;        President   (1997-2004)  of Capital
44th Floor                  Financial   Principal     Management  Associates, Inc.
New York, NY  10005         Officer     Financial
                                        Officer
                                        since 01/03
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Christopher F. Meyer        Chief       Since 05/06   Vice President   Compliance  (since       n/a                 n/a
                            Compliance                April,    2006)    of   Shields   &
                            Officer                   Company;      previously     Senior
                                                      Finance        Coordinator      and
                                                      Supervising    Senior  Examiner  of
                                                      the  New  York    Stock   Exchange,
                                                      Inc.
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Tracey L. Hendricks, 38***  Treasurer   Since 2/05    Vice    President    of   Financial       n/a                 n/a
                            and                       Reporting,  Tax,  Internal,  Audit,
                            Assistant                 and  Compliance   (since  2004)  of
                            Secretary                 The       Nottingham        Company
                                                      (Administrator   to    the   Fund);
                                                      previously,   Vice    President  of
                                                      Special  Projects   (2001-2004)  of
                                                      The Nottingham Company
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Julian G. Winters, 37***    Secretary   Since 2/05    Vice     President       Compliance       n/a                 n/a
                            and                       Administration   (since   1998)  of
                            Assistant                 The Nottingham Company
                            Treasurer
------------------------------------------------------------------------------------------------------------------------------------
*** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------








          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       CAPITAL MANAGEMENT INVESTMENT TRUST
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated September 1, 2006


This Supplement to the Prospectuses and Statement of Additional Information ("SAI"), each dated March 30, 2006, for the Capital Management Small-Cap Fund ("Fund"), a series of Capital Management Investment Trust, updates the Prospectuses and SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-888-626-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The following paragraph is being added to the section of the Prospectuses entitled "The Fund - Principal Investment Strategies":

     While the Fund's primary focus is investment in equity securities, the Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Fund may invest in derivative instruments, such as purchasing put and call options. The Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines. The Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

o The second paragraph under the section of the Prospectuses entitled "The Fund - Principal Risks of Investing in the Fund" is being revised and replaced in its entirety to read as follows:

     Since the Fund's investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments.

o The following paragraphs are being added to the section of the Prospectuses entitled "The Fund - Principal Risks of Investing in the Fund":

     Derivative Instruments Risk. Derivative instruments such as option contracts, futures contracts, and options on future contracts are generally investments whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

     Short Sales Risk. As explained above, the Fund may establish a short position in a stock by selling borrowed shares of the stock. Borrowed shares must be repaid (i.e., short positions must be "covered") whether or not the stock's price declines. When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale. Accordingly, the Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would. If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

o The following paragraphs are being added to the section of the SAI entitled "Other Investment Policies":

     Options. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means that would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

     Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

     If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

     The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

     By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

     Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, U.S. Government securities, or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

     Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

     Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

     The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

     Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations), or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

     Short Sales. The Fund may commit up to 20% of its net assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. Short sales involve leverage, which may exaggerate a gain or loss. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

     In addition, the Fund may make short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. If the Fund sells securities short against the box, it may protect unrealized gains, but it will lose the opportunity to profit on such securities if the price rises. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

o The "Investment Limitations" section of the SAI is being amended to remove the restrictions regarding derivative instruments and short sales of securities. The list of non-fundamental policies is being revised and replaced in its entirety to read as follows:

     The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

     1. Invest in securities of issuers that have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

     2. Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

     3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

     4. Purchase foreign securities other than those traded on domestic U.S. exchanges; or

     5. Purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases), except to the extent permitted by the Fund's Prospectuses or Statement of Additional Information, as may be amended from time to time.

o The table found under the section of the SAI entitled "Management and Other Service Providers - Trustees and Officers" is being revised and replaced in its entirety to read as follows:

--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)                                                      Complex
        Name, Age            held with   Length of         Principal Occupation(s)         Overseen by     Other Directorships
       and Address          Fund/Trust  Time Served          During Past 5 Years             Trustee         Held by Trustee
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                        Independent Trustees
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Lucius E. Burch, III, 64    Trustee     Since 12/94   Chairman   and   Chief   Executive         2                  None
                                                      Officer    (since  1982)  of  Burch
                                                      Investment Group,   formerly Massey
                                                      Burch   Investment    Group,   Inc.
                                                      (venture capital firm)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
George S. Reichenbach, 76   Trustee     Since 11/98   General  Partner  (since  2003)  of        2                  None
                                                      Braemar   Partners,   LLC  (venture
                                                      capital  firm);  Consultant  (since
                                                      1989)   of   Advent   International
                                                      Corporation (venture capital firm);
                                                      Director  (since  1999) of QuestAir
                                                      (fuel cell equipment company)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------

                                                          6

--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------

Anthony J. Walton, 63       Trustee     Since 12/94   Vice   Chairman   (Since  2005)  of        2                  None
                                                      Standard Chartered Bank (commercial
                                                      bank);   Managing  Director  (since
                                                      2005)  of  Econban   Finance,   LLC
                                                      (investment  bank); Chief Executive
                                                      Officer  (since  1995) of Armstrong
                                                      Holdings    Corporation    (private
                                                      investment  and  corporate  finance
                                                      advisory firm); previously, Partner
                                                      (2000-2004)  of  McFarland  Dewey &
                                                      Company, LLC (investment bank)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                        Interested Trustees*
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
David V. Shields, 66**      Trustee     Since 12/94   Director   (since  1983) of Capital        2                  None
Shields & Company                                     Management     Associates,     Inc.
140 Broadway Street                                   (investment   advisor to the Fund);
44th Floor                                            President   and  Managing  Director
New York, NY  10005                                   (since  1982)  of Shields & Company
                                                      (broker/dealer   and distributor to
                                                      the Fund)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Joseph  V.  Shields,  Jr.,  Chairman    Since 12/94   Chairman   and    Chief   Executive        2      Chairman    of    Board   of
68**                        and Trustee               Officer  (since   1982) of  Capital               Trustees  -  BBH  Trust  for
Shields & Company                                     Management     Associates,    Inc.;               the 12  series  of the trust
140 Broadway Street                                   Chairman  and   Managing   Director               (registered       investment
44th Floor                                            (since 1982) of  Shields & Company                companies);  Director (since
New York, NY  10005                                                                                     1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association,            Inc.
                                                                                                        (racetrack operator)
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
* Basis of Interestedness:  David V. Shields and Joseph V.  Shields,  Jr. are  Interested  Trustees  because  they are  officers and principal owners of Capital Management Associates, Inc., the Fund's investment advisor, and Shields & Company, the Fund's distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                              Officers
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Joseph A. Zock, 53          President   President     President   (since 1982) of Capital       n/a                 n/a
Capital Management          and         since         Management  Associates,  Inc.; Vice
Associates, Inc.            Principal   11/00;        President   (since 1982) of Shields
140 Broadway Street         Executive   Principal     & Company
44th Floor                  Officer     Executive
New York, NY  10005                     Officer
                                        since 01/03
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Sarah M. Hunt, 38           Vice        Vice          Senior   Vice    President   (since       n/a                 n/a
Capital Management          President   President     2004)   of    Capital    Management
Associates, Inc.            and         since         Associates,  Inc.; previously Vice
140 Broadway Street         Principal   11/00;        President   (1997-2004)  of Capital
44th Floor                  Financial   Principal     Management  Associates, Inc.
New York, NY  10005         Officer     Financial
                                        Officer
                                        since 01/03
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Christopher F. Meyer        Chief       Since 05/06   Vice President   Compliance  (since       n/a                 n/a
                            Compliance                April,    2006)    of   Shields   &
                            Officer                   Company;      previously     Senior
                                                      Finance        Coordinator      and
                                                      Supervising    Senior  Examiner  of
                                                      the  New  York    Stock   Exchange,
                                                      Inc.
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
Tracey L. Hendricks, 38***  Treasurer   Since 2/05    Vice    President    of   Financial       n/a                 n/a
                            and                       Reporting,  Tax,  Internal,  Audit,
                            Assistant                 and  Compliance   (since  2004)  of
                            Secretary                 The       Nottingham        Company
                                                      (Administrator   to    the   Fund);
                                                      previously,   Vice    President  of
                                                      Special  Projects   (2001-2004)  of
                                                      The Nottingham Company
--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------
                                                               7

--------------------------- ----------- ------------- ----------------------------------- ------------ -----------------------------

Julian G. Winters, 37***    Secretary   Since 2/05    Vice     President       Compliance       n/a                 n/a
                            and                       Administration   (since   1998)  of
                            Assistant                 The Nottingham Company
                            Treasurer
------------------------------------------------------------------------------------------------------------------------------------
*** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------









          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------








                                       8